Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds III
Entity Central Index Key	0000893818
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000101135 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index Retirement Fund
Class Name	Institutional Shares
Trading Symbol	LIRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.12%	[1],[2]
Net Assets	$ 13,458,969,673
Holdings Count | Holding	14
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,458,969,673
Number of Portfolio Holdings	14
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.7%
Equity Funds	40.2%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	22.9%
iShares U.S. Intermediate Government Bond Index Fund	20.4%
iShares U.S. Securitized Bond Index Fund	13.4%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.8%
iShares U.S. Long Government Bond Index Fund	7.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	22.9%
iShares U.S. Intermediate Government Bond Index Fund	20.4%
iShares U.S. Securitized Bond Index Fund	13.4%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.8%
iShares U.S. Long Government Bond Index Fund	7.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.

C000101134 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index Retirement Fund
Class Name	Investor A Shares
Trading Symbol	LIRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[3]
Expense Ratio, Percent	0.37%	[3],[4]
Net Assets	$ 13,458,969,673
Holdings Count | Holding	14
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,458,969,673
Number of Portfolio Holdings	14
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.7%
Equity Funds	40.2%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	22.9%
iShares U.S. Intermediate Government Bond Index Fund	20.4%
iShares U.S. Securitized Bond Index Fund	13.4%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.8%
iShares U.S. Long Government Bond Index Fund	7.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	22.9%
iShares U.S. Intermediate Government Bond Index Fund	20.4%
iShares U.S. Securitized Bond Index Fund	13.4%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.8%
iShares U.S. Long Government Bond Index Fund	7.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.

C000201968 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index Retirement Fund
Class Name	Investor P Shares
Trading Symbol	LIRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[5]
Expense Ratio, Percent	0.37%	[5],[6]
Net Assets	$ 13,458,969,673
Holdings Count | Holding	14
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,458,969,673
Number of Portfolio Holdings	14
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.7%
Equity Funds	40.2%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	22.9%
iShares U.S. Intermediate Government Bond Index Fund	20.4%
iShares U.S. Securitized Bond Index Fund	13.4%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.8%
iShares U.S. Long Government Bond Index Fund	7.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	22.9%
iShares U.S. Intermediate Government Bond Index Fund	20.4%
iShares U.S. Securitized Bond Index Fund	13.4%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.8%
iShares U.S. Long Government Bond Index Fund	7.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.

C000101136 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index Retirement Fund
Class Name	Class K Shares
Trading Symbol	LIRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[7]
Expense Ratio, Percent	0.07%	[7],[8]
Net Assets	$ 13,458,969,673
Holdings Count | Holding	14
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,458,969,673
Number of Portfolio Holdings	14
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.7%
Equity Funds	40.2%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	22.9%
iShares U.S. Intermediate Government Bond Index Fund	20.4%
iShares U.S. Securitized Bond Index Fund	13.4%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.8%
iShares U.S. Long Government Bond Index Fund	7.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	22.9%
iShares U.S. Intermediate Government Bond Index Fund	20.4%
iShares U.S. Securitized Bond Index Fund	13.4%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.8%
iShares U.S. Long Government Bond Index Fund	7.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.

C000101144 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2030 Fund
Class Name	Institutional Shares
Trading Symbol	LINIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 6	[9]
Expense Ratio, Percent	0.12%	[9],[10]
Net Assets	$ 13,224,279,841
Holdings Count | Holding	13
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,224,279,841
Number of Portfolio Holdings	13
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	52.6%
Fixed-Income Funds	47.3%
Money Market Funds	0.1%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	29.7%
iShares Core MSCI Total International Stock ETF	18.0%
iShares U.S. Intermediate Government Bond Index Fund	13.3%
iShares U.S. Securitized Bond Index Fund	10.4%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.3%
iShares U.S. Long Government Bond Index Fund	5.7%
iShares U.S. Long Credit Bond Index Fund	2.7%
iShares FTSE NAREIT All Equity REITs Index Fund	1.9%
iShares Global Infrastructure ETF	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	29.7%
iShares Core MSCI Total International Stock ETF	18.0%
iShares U.S. Intermediate Government Bond Index Fund	13.3%
iShares U.S. Securitized Bond Index Fund	10.4%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.3%
iShares U.S. Long Government Bond Index Fund	5.7%
iShares U.S. Long Credit Bond Index Fund	2.7%
iShares FTSE NAREIT All Equity REITs Index Fund	1.9%
iShares Global Infrastructure ETF	1.5%
(b)Excludes short-term securities.
C000101143 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2030 Fund
Class Name	Investor A Shares
Trading Symbol	LINAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[11]
Expense Ratio, Percent	0.37%	[11],[12]
Net Assets	$ 13,224,279,841
Holdings Count | Holding	13
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,224,279,841
Number of Portfolio Holdings	13
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	52.6%
Fixed-Income Funds	47.3%
Money Market Funds	0.1%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	29.7%
iShares Core MSCI Total International Stock ETF	18.0%
iShares U.S. Intermediate Government Bond Index Fund	13.3%
iShares U.S. Securitized Bond Index Fund	10.4%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.3%
iShares U.S. Long Government Bond Index Fund	5.7%
iShares U.S. Long Credit Bond Index Fund	2.7%
iShares FTSE NAREIT All Equity REITs Index Fund	1.9%
iShares Global Infrastructure ETF	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	29.7%
iShares Core MSCI Total International Stock ETF	18.0%
iShares U.S. Intermediate Government Bond Index Fund	13.3%
iShares U.S. Securitized Bond Index Fund	10.4%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.3%
iShares U.S. Long Government Bond Index Fund	5.7%
iShares U.S. Long Credit Bond Index Fund	2.7%
iShares FTSE NAREIT All Equity REITs Index Fund	1.9%
iShares Global Infrastructure ETF	1.5%
(b)Excludes short-term securities.
C000201971 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2030 Fund
Class Name	Investor P Shares
Trading Symbol	LIDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[13]
Expense Ratio, Percent	0.37%	[13],[14]
Net Assets	$ 13,224,279,841
Holdings Count | Holding	13
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,224,279,841
Number of Portfolio Holdings	13
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	52.6%
Fixed-Income Funds	47.3%
Money Market Funds	0.1%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	29.7%
iShares Core MSCI Total International Stock ETF	18.0%
iShares U.S. Intermediate Government Bond Index Fund	13.3%
iShares U.S. Securitized Bond Index Fund	10.4%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.3%
iShares U.S. Long Government Bond Index Fund	5.7%
iShares U.S. Long Credit Bond Index Fund	2.7%
iShares FTSE NAREIT All Equity REITs Index Fund	1.9%
iShares Global Infrastructure ETF	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	29.7%
iShares Core MSCI Total International Stock ETF	18.0%
iShares U.S. Intermediate Government Bond Index Fund	13.3%
iShares U.S. Securitized Bond Index Fund	10.4%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.3%
iShares U.S. Long Government Bond Index Fund	5.7%
iShares U.S. Long Credit Bond Index Fund	2.7%
iShares FTSE NAREIT All Equity REITs Index Fund	1.9%
iShares Global Infrastructure ETF	1.5%
(b)Excludes short-term securities.
C000101145 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2030 Fund
Class Name	Class K Shares
Trading Symbol	LINKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[15]
Expense Ratio, Percent	0.07%	[15],[16]
Net Assets	$ 13,224,279,841
Holdings Count | Holding	13
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,224,279,841
Number of Portfolio Holdings	13
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	52.6%
Fixed-Income Funds	47.3%
Money Market Funds	0.1%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	29.7%
iShares Core MSCI Total International Stock ETF	18.0%
iShares U.S. Intermediate Government Bond Index Fund	13.3%
iShares U.S. Securitized Bond Index Fund	10.4%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.3%
iShares U.S. Long Government Bond Index Fund	5.7%
iShares U.S. Long Credit Bond Index Fund	2.7%
iShares FTSE NAREIT All Equity REITs Index Fund	1.9%
iShares Global Infrastructure ETF	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	29.7%
iShares Core MSCI Total International Stock ETF	18.0%
iShares U.S. Intermediate Government Bond Index Fund	13.3%
iShares U.S. Securitized Bond Index Fund	10.4%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.3%
iShares U.S. Long Government Bond Index Fund	5.7%
iShares U.S. Long Credit Bond Index Fund	2.7%
iShares FTSE NAREIT All Equity REITs Index Fund	1.9%
iShares Global Infrastructure ETF	1.5%
(b)Excludes short-term securities.
C000101147 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2035 Fund
Class Name	Institutional Shares
Trading Symbol	LIJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 6	[17]
Expense Ratio, Percent	0.12%	[17],[18]
Net Assets	$ 10,902,528,582
Holdings Count | Holding	14
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,902,528,582
Number of Portfolio Holdings	14
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.4%
Fixed-Income Funds	35.4%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.9%
iShares Core MSCI Total International Stock ETF	22.9%
iShares U.S. Intermediate Government Bond Index Fund	11.5%
iShares U.S. Securitized Bond Index Fund	9.2%
iShares U.S. Intermediate Credit Bond Index Fund	6.9%
iShares U.S. Long Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	3.1%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.2%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.9%
iShares Core MSCI Total International Stock ETF	22.9%
iShares U.S. Intermediate Government Bond Index Fund	11.5%
iShares U.S. Securitized Bond Index Fund	9.2%
iShares U.S. Intermediate Credit Bond Index Fund	6.9%
iShares U.S. Long Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	3.1%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.2%
(b)Excludes short-term securities.
C000101146 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2035 Fund
Class Name	Investor A Shares
Trading Symbol	LIJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[19]
Expense Ratio, Percent	0.37%	[19],[20]
Net Assets	$ 10,902,528,582
Holdings Count | Holding	14
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,902,528,582
Number of Portfolio Holdings	14
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.4%
Fixed-Income Funds	35.4%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.9%
iShares Core MSCI Total International Stock ETF	22.9%
iShares U.S. Intermediate Government Bond Index Fund	11.5%
iShares U.S. Securitized Bond Index Fund	9.2%
iShares U.S. Intermediate Credit Bond Index Fund	6.9%
iShares U.S. Long Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	3.1%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.2%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.9%
iShares Core MSCI Total International Stock ETF	22.9%
iShares U.S. Intermediate Government Bond Index Fund	11.5%
iShares U.S. Securitized Bond Index Fund	9.2%
iShares U.S. Intermediate Credit Bond Index Fund	6.9%
iShares U.S. Long Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	3.1%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.2%
(b)Excludes short-term securities.
C000201972 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2035 Fund
Class Name	Investor P Shares
Trading Symbol	LIJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[21]
Expense Ratio, Percent	0.37%	[21],[22]
Net Assets	$ 10,902,528,582
Holdings Count | Holding	14
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,902,528,582
Number of Portfolio Holdings	14
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.4%
Fixed-Income Funds	35.4%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.9%
iShares Core MSCI Total International Stock ETF	22.9%
iShares U.S. Intermediate Government Bond Index Fund	11.5%
iShares U.S. Securitized Bond Index Fund	9.2%
iShares U.S. Intermediate Credit Bond Index Fund	6.9%
iShares U.S. Long Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	3.1%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.2%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.9%
iShares Core MSCI Total International Stock ETF	22.9%
iShares U.S. Intermediate Government Bond Index Fund	11.5%
iShares U.S. Securitized Bond Index Fund	9.2%
iShares U.S. Intermediate Credit Bond Index Fund	6.9%
iShares U.S. Long Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	3.1%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.2%
(b)Excludes short-term securities.
C000101148 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2035 Fund
Class Name	Class K Shares
Trading Symbol	LIJKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[23]
Expense Ratio, Percent	0.07%	[23],[24]
Net Assets	$ 10,902,528,582
Holdings Count | Holding	14
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,902,528,582
Number of Portfolio Holdings	14
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.4%
Fixed-Income Funds	35.4%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.9%
iShares Core MSCI Total International Stock ETF	22.9%
iShares U.S. Intermediate Government Bond Index Fund	11.5%
iShares U.S. Securitized Bond Index Fund	9.2%
iShares U.S. Intermediate Credit Bond Index Fund	6.9%
iShares U.S. Long Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	3.1%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.2%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.9%
iShares Core MSCI Total International Stock ETF	22.9%
iShares U.S. Intermediate Government Bond Index Fund	11.5%
iShares U.S. Securitized Bond Index Fund	9.2%
iShares U.S. Intermediate Credit Bond Index Fund	6.9%
iShares U.S. Long Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	3.1%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.2%
(b)Excludes short-term securities.
C000101150 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2040 Fund
Class Name	Institutional Shares
Trading Symbol	LIKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.11%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 6	[25]
Expense Ratio, Percent	0.11%	[25],[26]
Net Assets	$ 13,697,066,314
Holdings Count | Holding	13
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,697,066,314
Number of Portfolio Holdings	13
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	75.9%
Fixed-Income Funds	24.0%
Money Market Funds	0.6%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	41.6%
iShares Core MSCI Total International Stock ETF	27.2%
iShares U.S. Intermediate Government Bond Index Fund	6.9%
iShares U.S. Securitized Bond Index Fund	6.3%
iShares U.S. Intermediate Credit Bond Index Fund	4.1%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares U.S. Long Government Bond Index Fund	3.1%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	41.6%
iShares Core MSCI Total International Stock ETF	27.2%
iShares U.S. Intermediate Government Bond Index Fund	6.9%
iShares U.S. Securitized Bond Index Fund	6.3%
iShares U.S. Intermediate Credit Bond Index Fund	4.1%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares U.S. Long Government Bond Index Fund	3.1%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.8%
(a)	Excludes short-term securities.

C000101149 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2040 Fund
Class Name	Investor A Shares
Trading Symbol	LIKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.36%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[27]
Expense Ratio, Percent	0.36%	[27],[28]
Net Assets	$ 13,697,066,314
Holdings Count | Holding	13
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,697,066,314
Number of Portfolio Holdings	13
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	75.9%
Fixed-Income Funds	24.0%
Money Market Funds	0.6%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	41.6%
iShares Core MSCI Total International Stock ETF	27.2%
iShares U.S. Intermediate Government Bond Index Fund	6.9%
iShares U.S. Securitized Bond Index Fund	6.3%
iShares U.S. Intermediate Credit Bond Index Fund	4.1%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares U.S. Long Government Bond Index Fund	3.1%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	41.6%
iShares Core MSCI Total International Stock ETF	27.2%
iShares U.S. Intermediate Government Bond Index Fund	6.9%
iShares U.S. Securitized Bond Index Fund	6.3%
iShares U.S. Intermediate Credit Bond Index Fund	4.1%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares U.S. Long Government Bond Index Fund	3.1%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.8%
(a)	Excludes short-term securities.

C000201973 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2040 Fund
Class Name	Investor P Shares
Trading Symbol	LIKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.36%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[29]
Expense Ratio, Percent	0.36%	[29],[30]
Net Assets	$ 13,697,066,314
Holdings Count | Holding	13
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,697,066,314
Number of Portfolio Holdings	13
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	75.9%
Fixed-Income Funds	24.0%
Money Market Funds	0.6%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	41.6%
iShares Core MSCI Total International Stock ETF	27.2%
iShares U.S. Intermediate Government Bond Index Fund	6.9%
iShares U.S. Securitized Bond Index Fund	6.3%
iShares U.S. Intermediate Credit Bond Index Fund	4.1%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares U.S. Long Government Bond Index Fund	3.1%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	41.6%
iShares Core MSCI Total International Stock ETF	27.2%
iShares U.S. Intermediate Government Bond Index Fund	6.9%
iShares U.S. Securitized Bond Index Fund	6.3%
iShares U.S. Intermediate Credit Bond Index Fund	4.1%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares U.S. Long Government Bond Index Fund	3.1%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.8%
(a)	Excludes short-term securities.

C000101151 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2040 Fund
Class Name	Class K Shares
Trading Symbol	LIKKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[31]
Expense Ratio, Percent	0.06%	[31],[32]
Net Assets	$ 13,697,066,314
Holdings Count | Holding	13
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,697,066,314
Number of Portfolio Holdings	13
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	75.9%
Fixed-Income Funds	24.0%
Money Market Funds	0.6%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	41.6%
iShares Core MSCI Total International Stock ETF	27.2%
iShares U.S. Intermediate Government Bond Index Fund	6.9%
iShares U.S. Securitized Bond Index Fund	6.3%
iShares U.S. Intermediate Credit Bond Index Fund	4.1%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares U.S. Long Government Bond Index Fund	3.1%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	41.6%
iShares Core MSCI Total International Stock ETF	27.2%
iShares U.S. Intermediate Government Bond Index Fund	6.9%
iShares U.S. Securitized Bond Index Fund	6.3%
iShares U.S. Intermediate Credit Bond Index Fund	4.1%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares U.S. Long Government Bond Index Fund	3.1%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.8%
(a)	Excludes short-term securities.

C000101153 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2045 Fund
Class Name	Institutional Shares
Trading Symbol	LIHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 6	[33]
Expense Ratio, Percent	0.12%	[33],[34]
Net Assets	$ 9,780,813,624
Holdings Count | Holding	13
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,780,813,624
Number of Portfolio Holdings	13
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	86.1%
Fixed-Income Funds	13.6%
Money Market Funds	0.6%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	47.1%
iShares Core MSCI Total International Stock ETF	31.9%
iShares FTSE NAREIT All Equity REITs Index Fund	4.0%
iShares U.S. Securitized Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
iShares U.S. Intermediate Government Bond Index Fund	3.2%
Master Small Cap Index Series	2.7%
iShares U.S. Intermediate Credit Bond Index Fund	1.9%
iShares U.S. Long Government Bond Index Fund	1.6%
iShares Global Infrastructure ETF	0.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	47.1%
iShares Core MSCI Total International Stock ETF	31.9%
iShares FTSE NAREIT All Equity REITs Index Fund	4.0%
iShares U.S. Securitized Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
iShares U.S. Intermediate Government Bond Index Fund	3.2%
Master Small Cap Index Series	2.7%
iShares U.S. Intermediate Credit Bond Index Fund	1.9%
iShares U.S. Long Government Bond Index Fund	1.6%
iShares Global Infrastructure ETF	0.4%
(a)	Excludes short-term securities.

C000101152 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2045 Fund
Class Name	Investor A Shares
Trading Symbol	LIHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[35]
Expense Ratio, Percent	0.37%	[35],[36]
Net Assets	$ 9,780,813,624
Holdings Count | Holding	13
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,780,813,624
Number of Portfolio Holdings	13
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	86.1%
Fixed-Income Funds	13.6%
Money Market Funds	0.6%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	47.1%
iShares Core MSCI Total International Stock ETF	31.9%
iShares FTSE NAREIT All Equity REITs Index Fund	4.0%
iShares U.S. Securitized Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
iShares U.S. Intermediate Government Bond Index Fund	3.2%
Master Small Cap Index Series	2.7%
iShares U.S. Intermediate Credit Bond Index Fund	1.9%
iShares U.S. Long Government Bond Index Fund	1.6%
iShares Global Infrastructure ETF	0.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	47.1%
iShares Core MSCI Total International Stock ETF	31.9%
iShares FTSE NAREIT All Equity REITs Index Fund	4.0%
iShares U.S. Securitized Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
iShares U.S. Intermediate Government Bond Index Fund	3.2%
Master Small Cap Index Series	2.7%
iShares U.S. Intermediate Credit Bond Index Fund	1.9%
iShares U.S. Long Government Bond Index Fund	1.6%
iShares Global Infrastructure ETF	0.4%
(a)	Excludes short-term securities.

C000201974 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2045 Fund
Class Name	Investor P Shares
Trading Symbol	LIHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[37]
Expense Ratio, Percent	0.37%	[37],[38]
Net Assets	$ 9,780,813,624
Holdings Count | Holding	13
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,780,813,624
Number of Portfolio Holdings	13
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	86.1%
Fixed-Income Funds	13.6%
Money Market Funds	0.6%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	47.1%
iShares Core MSCI Total International Stock ETF	31.9%
iShares FTSE NAREIT All Equity REITs Index Fund	4.0%
iShares U.S. Securitized Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
iShares U.S. Intermediate Government Bond Index Fund	3.2%
Master Small Cap Index Series	2.7%
iShares U.S. Intermediate Credit Bond Index Fund	1.9%
iShares U.S. Long Government Bond Index Fund	1.6%
iShares Global Infrastructure ETF	0.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	47.1%
iShares Core MSCI Total International Stock ETF	31.9%
iShares FTSE NAREIT All Equity REITs Index Fund	4.0%
iShares U.S. Securitized Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
iShares U.S. Intermediate Government Bond Index Fund	3.2%
Master Small Cap Index Series	2.7%
iShares U.S. Intermediate Credit Bond Index Fund	1.9%
iShares U.S. Long Government Bond Index Fund	1.6%
iShares Global Infrastructure ETF	0.4%
(a)	Excludes short-term securities.

C000101154 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2045 Fund
Class Name	Class K Shares
Trading Symbol	LIHKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[39]
Expense Ratio, Percent	0.07%	[39],[40]
Net Assets	$ 9,780,813,624
Holdings Count | Holding	13
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,780,813,624
Number of Portfolio Holdings	13
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	86.1%
Fixed-Income Funds	13.6%
Money Market Funds	0.6%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	47.1%
iShares Core MSCI Total International Stock ETF	31.9%
iShares FTSE NAREIT All Equity REITs Index Fund	4.0%
iShares U.S. Securitized Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
iShares U.S. Intermediate Government Bond Index Fund	3.2%
Master Small Cap Index Series	2.7%
iShares U.S. Intermediate Credit Bond Index Fund	1.9%
iShares U.S. Long Government Bond Index Fund	1.6%
iShares Global Infrastructure ETF	0.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	47.1%
iShares Core MSCI Total International Stock ETF	31.9%
iShares FTSE NAREIT All Equity REITs Index Fund	4.0%
iShares U.S. Securitized Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
iShares U.S. Intermediate Government Bond Index Fund	3.2%
Master Small Cap Index Series	2.7%
iShares U.S. Intermediate Credit Bond Index Fund	1.9%
iShares U.S. Long Government Bond Index Fund	1.6%
iShares Global Infrastructure ETF	0.4%
(a)	Excludes short-term securities.

C000101156 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2050 Fund
Class Name	Institutional Shares
Trading Symbol	LIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 6	[41]
Expense Ratio, Percent	0.12%	[41],[42]
Net Assets	$ 10,354,569,630
Holdings Count | Holding	11
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,354,569,630
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.2%
Fixed-Income Funds	5.6%
Money Market Funds	0.5%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	52.6%
iShares Core MSCI Total International Stock ETF	35.7%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	2.4%
iShares U.S. Securitized Bond Index Fund	1.5%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	52.6%
iShares Core MSCI Total International Stock ETF	35.7%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	2.4%
iShares U.S. Securitized Bond Index Fund	1.5%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.1%
(a)	Excludes short-term securities.

C000101155 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2050 Fund
Class Name	Investor A Shares
Trading Symbol	LIPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[43]
Expense Ratio, Percent	0.37%	[43],[44]
Net Assets	$ 10,354,569,630
Holdings Count | Holding	11
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,354,569,630
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.2%
Fixed-Income Funds	5.6%
Money Market Funds	0.5%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	52.6%
iShares Core MSCI Total International Stock ETF	35.7%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	2.4%
iShares U.S. Securitized Bond Index Fund	1.5%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	52.6%
iShares Core MSCI Total International Stock ETF	35.7%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	2.4%
iShares U.S. Securitized Bond Index Fund	1.5%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.1%
(a)	Excludes short-term securities.

C000201975 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2050 Fund
Class Name	Investor P Shares
Trading Symbol	LIPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[45]
Expense Ratio, Percent	0.37%	[45],[46]
Net Assets	$ 10,354,569,630
Holdings Count | Holding	11
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,354,569,630
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.2%
Fixed-Income Funds	5.6%
Money Market Funds	0.5%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	52.6%
iShares Core MSCI Total International Stock ETF	35.7%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	2.4%
iShares U.S. Securitized Bond Index Fund	1.5%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	52.6%
iShares Core MSCI Total International Stock ETF	35.7%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	2.4%
iShares U.S. Securitized Bond Index Fund	1.5%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.1%
(a)	Excludes short-term securities.

C000101157 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2050 Fund
Class Name	Class K Shares
Trading Symbol	LIPKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[47]
Expense Ratio, Percent	0.07%	[47],[48]
Net Assets	$ 10,354,569,630
Holdings Count | Holding	11
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,354,569,630
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.2%
Fixed-Income Funds	5.6%
Money Market Funds	0.5%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	52.6%
iShares Core MSCI Total International Stock ETF	35.7%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	2.4%
iShares U.S. Securitized Bond Index Fund	1.5%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	52.6%
iShares Core MSCI Total International Stock ETF	35.7%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	2.4%
iShares U.S. Securitized Bond Index Fund	1.5%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.1%
(a)	Excludes short-term securities.

C000101159 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2055 Fund
Class Name	Institutional Shares
Trading Symbol	LIVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 6	[49]
Expense Ratio, Percent	0.12%	[49],[50]
Net Assets	$ 7,053,670,271
Holdings Count | Holding	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,053,670,271
Number of Portfolio Holdings	7
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.1%
Fixed-Income Funds	1.6%
Money Market Funds	0.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.3%
iShares Core MSCI Total International Stock ETF	37.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.3%
iShares Core MSCI Total International Stock ETF	37.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
(a)	Excludes short-term securities.

C000101158 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2055 Fund
Class Name	Investor A Shares
Trading Symbol	LIVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[51]
Expense Ratio, Percent	0.37%	[51],[52]
Net Assets	$ 7,053,670,271
Holdings Count | Holding	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,053,670,271
Number of Portfolio Holdings	7
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.1%
Fixed-Income Funds	1.6%
Money Market Funds	0.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.3%
iShares Core MSCI Total International Stock ETF	37.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.3%
iShares Core MSCI Total International Stock ETF	37.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
(a)	Excludes short-term securities.

C000201976 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2055 Fund
Class Name	Investor P Shares
Trading Symbol	LIVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[53]
Expense Ratio, Percent	0.37%	[53],[54]
Net Assets	$ 7,053,670,271
Holdings Count | Holding	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,053,670,271
Number of Portfolio Holdings	7
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.1%
Fixed-Income Funds	1.6%
Money Market Funds	0.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.3%
iShares Core MSCI Total International Stock ETF	37.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.3%
iShares Core MSCI Total International Stock ETF	37.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
(a)	Excludes short-term securities.

C000101160 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2055 Fund
Class Name	Class K Shares
Trading Symbol	LIVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[55]
Expense Ratio, Percent	0.07%	[55],[56]
Net Assets	$ 7,053,670,271
Holdings Count | Holding	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,053,670,271
Number of Portfolio Holdings	7
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.1%
Fixed-Income Funds	1.6%
Money Market Funds	0.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.3%
iShares Core MSCI Total International Stock ETF	37.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.3%
iShares Core MSCI Total International Stock ETF	37.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
(a)	Excludes short-term securities.

C000166218 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2060 Fund
Class Name	Institutional Shares
Trading Symbol	LIZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 6	[57]
Expense Ratio, Percent	0.12%	[57],[58]
Net Assets	$ 4,303,417,487
Holdings Count | Holding	6
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,303,417,487
Number of Portfolio Holdings	6
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(b)Excludes short-term securities.
C000166217 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2060 Fund
Class Name	Investor A Shares
Trading Symbol	LIZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[59]
Expense Ratio, Percent	0.37%	[59],[60]
Net Assets	$ 4,303,417,487
Holdings Count | Holding	6
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,303,417,487
Number of Portfolio Holdings	6
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(b)Excludes short-term securities.
C000201977 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2060 Fund
Class Name	Investor P Shares
Trading Symbol	LIZPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[61]
Expense Ratio, Percent	0.37%	[61],[62]
Net Assets	$ 4,303,417,487
Holdings Count | Holding	6
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,303,417,487
Number of Portfolio Holdings	6
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(b)Excludes short-term securities.
C000166219 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2060 Fund
Class Name	Class K Shares
Trading Symbol	LIZKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[63]
Expense Ratio, Percent	0.07%	[63],[64]
Net Assets	$ 4,303,417,487
Holdings Count | Holding	6
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,303,417,487
Number of Portfolio Holdings	6
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(b)Excludes short-term securities.
C000213837 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2065 Fund
Class Name	Institutional Shares
Trading Symbol	LIWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 6	[65]
Expense Ratio, Percent	0.12%	[65],[66]
Net Assets	$ 1,233,777,712
Holdings Count | Holding	6
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,233,777,712
Number of Portfolio Holdings	6
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.6%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.

C000213836 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2065 Fund
Class Name	Investor A Shares
Trading Symbol	LIWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[67]
Expense Ratio, Percent	0.37%	[67],[68]
Net Assets	$ 1,233,777,712
Holdings Count | Holding	6
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,233,777,712
Number of Portfolio Holdings	6
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.6%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.

C000213838 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2065 Fund
Class Name	Investor P Shares
Trading Symbol	LIWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[69]
Expense Ratio, Percent	0.37%	[69],[70]
Net Assets	$ 1,233,777,712
Holdings Count | Holding	6
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,233,777,712
Number of Portfolio Holdings	6
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.6%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.

C000213835 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2065 Fund
Class Name	Class K Shares
Trading Symbol	LIWKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[71]
Expense Ratio, Percent	0.07%	[71],[72]
Net Assets	$ 1,233,777,712
Holdings Count | Holding	6
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,233,777,712
Number of Portfolio Holdings	6
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.6%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.

C000251822 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2070 Fund
Class Name	Institutional Shares
Trading Symbol	LIYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.14%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 7	[73]
Expense Ratio, Percent	0.14%	[73],[74]
Net Assets	$ 15,209,498
Holdings Count | Holding	6
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,209,498
Number of Portfolio Holdings	6
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	2.4%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	36.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	36.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

C000251821 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2070 Fund
Class Name	Investor A Shares
Trading Symbol	LIYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$20(a)	0.39%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 20	[75]
Expense Ratio, Percent	0.39%	[75],[76]
Net Assets	$ 15,209,498
Holdings Count | Holding	6
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,209,498
Number of Portfolio Holdings	6
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	2.4%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	36.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	36.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

C000251823 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2070 Fund
Class Name	Investor P Shares
Trading Symbol	LIYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$20(a)	0.39%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 20	[77]
Expense Ratio, Percent	0.39%	[77],[78]
Net Assets	$ 15,209,498
Holdings Count | Holding	6
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,209,498
Number of Portfolio Holdings	6
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	2.4%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	36.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	36.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

C000251820 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2070 Fund
Class Name	Class K Shares
Trading Symbol	LIYKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[79]
Expense Ratio, Percent	0.07%	[79],[80]
Net Assets	$ 15,209,498
Holdings Count | Holding	6
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,209,498
Number of Portfolio Holdings	6
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	2.4%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	36.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	36.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Annualized.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Annualized.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Annualized.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Annualized.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	Annualized.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	Annualized.
[13]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[14]	Annualized.
[15]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[16]	Annualized.
[17]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[18]	Annualized.
[19]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[20]	Annualized.
[21]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[22]	Annualized.
[23]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[24]	Annualized.
[25]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[26]	Annualized.
[27]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[28]	Annualized.
[29]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[30]	Annualized.
[31]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[32]	Annualized.
[33]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[34]	Annualized.
[35]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[36]	Annualized.
[37]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[38]	Annualized.
[39]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[40]	Annualized.
[41]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[42]	Annualized.
[43]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[44]	Annualized.
[45]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[46]	Annualized.
[47]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[48]	Annualized.
[49]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[50]	Annualized.
[51]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[52]	Annualized.
[53]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[54]	Annualized.
[55]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[56]	Annualized.
[57]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[58]	Annualized.
[59]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[60]	Annualized.
[61]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[62]	Annualized.
[63]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[64]	Annualized.
[65]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[66]	Annualized.
[67]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[68]	Annualized.
[69]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[70]	Annualized.
[71]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[72]	Annualized.
[73]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[74]	Annualized.
[75]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[76]	Annualized.
[77]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[78]	Annualized.
[79]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[80]	Annualized.